Related party transactions (Tables)	6 Months Ended
Feb. 28, 2025
Related party transactions
Summarizes the related party transactions and the amounts due to and from related parties

	Three-month period	Three-month period	Six-month period	Six-month period
	ended February 28,	ended February 29,	ended February 28,	ended February 29,
	2025	2024	2025	2024
	$	$	$	$

R&D expenses & Inventory Deposits
Mac Engineering, SASU	302,058	1,392,983	788,870	1,580,776

	Three-month period	Three-month period	Six-month period	Six-month period
	ended February 28,	ended February 29,	ended February 28,	ended February 29,
	2025	2024	2025	2024
	$	$	$	$
Wages	361,871	494,216	718,358	996,231
Share-based payments – capital stock	154,336	50,038	241,502	116,626
Share-based payments – stock options	5,857	61,552	16,595	83,106
	522,064	605,806	976,455	1,195,963

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to (from) related party
Alexandre Mongeon	17,266	(84,616)

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	21,538	86,152
Xavier Montagne	11,615	11,615
Raffi Sossoyan	11,500	11,500
California Electric Boat Company	—	197,862
Mac Engineering, SASU	18,519	1,006,541
	63,172	1,313,670